Selling, General And Administrative Expenses (Tables)	12 Months Ended
Dec. 31, 2012
Selling, General And Administrative Expenses [Abstract]
Schedule Of Selling, General And Administrative Expenses

We had 356 (including 204 AeroTurbine employees), 153 and 159 persons in employment as of December 31, 2010, 2011 and 2012, respectively. Selling, general and administrative expenses include the following expenses:

	Year ended December 31,
	2010	2011	2012
Personnel expenses (1) (3)	$39,708	$52,262	$44,645
Travel expenses	5,130	5,862	7,098
Professional services	13,752	13,159	17,906
Office expenses	4,067	3,943	3,506
Directors expenses	4,789	5,582	4,786
Aircraft management fee (2)	6,395	26,841	641
Mark-to-market on derivative instruments and foreign currency results	(1,651)	2,811	(2,914)
Other expenses	8,437	10,286	7,741
	$80,627	$120,746	$83,409

(1)Includes share-based compensation of $2,875, $6,159 and $7,128 in the years ended December 31, 2010, 2011 and

             2012, respectively.

(2)        Includes a charge of $24,500 relating to the buy-out of the Genesis portfolio servicing rights in the year ended December 31, 2011.

(3)            Includes termination and severance payments of $5,151 in the year ended December 31, 2011.